Amounts payable and accrued liabilities (Tables)	12 Months Ended
Aug. 31, 2022
Amounts Payable And Accrued Liabilities
Total Amount Payables and Accrued Liabilities

	2022	2021
Amounts payable	$5,572	$1,748
Accrued liabilities	2,348	3,515
Total Amount Payables and Accrued Liabilities	$7,920	$5,263